Subsequent Event (Details) - Intercompany Liquidity Agreements - Affiliated Entity - USD ($) $ in Millions	Jan. 27, 2023	Oct. 13, 2022	Dec. 31, 2022
Subsequent Event [Line Items]
Due from related party		$ 100	$ 100
Related party transaction, rate		3.40%
Subsequent Event
Subsequent Event [Line Items]
Due from related party	$ 60
Related party transaction, rate	4.50%